Share based payments - Rollforward (Details)	12 Months Ended
	Dec. 31, 2020 EquityInstruments € / shares	Dec. 31, 2019 EquityInstruments € / shares	Dec. 31, 2018 EquityInstruments € / shares	Dec. 31, 2017 EquityInstruments € / shares
Share based payments
Outstanding at the beginning of the year | EquityInstruments	5,541,117	4,626,782	3,970,807
Granted during the period | EquityInstruments	2,173,335	1,699,690	1,235,245
Forfeited during the year | EquityInstruments	(40,376)	(30,750)	(12,000)
Exercised during the period | EquityInstruments	(744,965)	(754,605)	(567,270)
Expired during the year | EquityInstruments	0
Outstanding at the end of the year | EquityInstruments	6,929,111	5,541,117	4,626,782
Exercisable | EquityInstruments	1,168,967	1,139,682	882,734	763,344
Weighted average exercise price at beginning of the year | € / shares	€ 70.1	€ 53.3	€ 39.3
Granted during the period | € / shares	168.4	95.1	79.9
Forfeited during the year | € / shares	144.8	88.9	43.2
Exercised during the period | € / shares	38.0	22.8	13.5
Expired during the year | € / shares	0
Weighted average exercise price at end of the year | € / shares	104.0	70.1	53.3
Exercisable | € / shares	€ 37.8	€ 30.2	€ 14.0	€ 13.7